Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Interest income:
Loans	$ 24,514	$ 21,086
Other	206	429
Interest income	24,720	21,515
Interest expense:
Deposits and other	6,469	7,014
Subordinated notes	1,366	127
Interest expense	7,835	7,141
Net interest income	16,885	14,374
Non-interest income	1,381	1,048
Total revenue	18,266	15,422
Provision for credit losses (note 4)	2	57
Revenue less provision for credit loss	18,264	15,365
Non-interest expenses:
Salaries and benefits	6,083	5,030
General and administrative	3,624	2,339
Premises and equipment	929	718
Noninterest expense	10,636	8,087
Income before income taxes	7,628	7,278
Income tax provision (note 9)	2,062	1,988
Net income	5,566	5,290
Other comprehensive income:
Foreign exchange gain on translation of foreign operations	17	0
Comprehensive income	$ 5,583	$ 5,290
Basic and diluted income per common share (note 10) (in CAD per share)	$ 0.19	$ 0.22
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559